ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2019	2018

Accrued products and licenses costs	$88.6	$74.5
Marketing expenses payable	6.3	10.1
Legal accrual	40.2	46.5
Other accrued expenses	42.9	42.9

	$178.0	$174.0